RELATED PARTY TRANSACTIONS AND BALANCES - Operating lease right-of-use assets, net, related parties and Operating lease liabilities (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Related Party Balances and Transactions
Operating lease right-of-use assets - related parties	$ 139,787	$ 515,906	$ 580,367
Operating lease liabilities, current - related parties	163,558	330,781	243,726
Operating lease liabilities, non-current - related parties	52,205	226,896	341,549
Operating lease right-of-use assets, net	174,262	109,621	233,751
Lease I
Related Party Balances and Transactions
Operating lease right-of-use assets - related parties	27,519	446,372
Operating lease liabilities, current - related parties	91,732	246,516
Operating lease liabilities, non-current - related parties		211,953
Lease II
Related Party Balances and Transactions
Operating lease right-of-use assets - related parties	112,268	69,534
Operating lease liabilities, current - related parties	71,826	84,265
Operating lease liabilities, non-current - related parties	$ 52,205	14,943
Continuing operations
Related Party Balances and Transactions
Operating lease right-of-use assets, net		$ 446,372	$ 475,408